Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of February 2014

Collection Period Start	1-Feb-14	Distribution Date	17-Mar-14
Collection Period End	28-Feb-14	30/360 Days	30
Beg. of Interest Period	18-Feb-14	Actual/360 Days	27
End of Interest Period	17-Mar-14

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,517,865,698.77	1,270,261,013.46	1,233,891,703.85	0.8129123
Total Securities		1,517,865,698.77	1,270,261,013.46	1,233,891,703.85	0.8129123
Class A-1 Notes	0.230000%	195,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.450000%	195,000,000.00	177,759,809.02	165,840,455.45	0.8504639
Class A-2b Notes	0.284500%	400,000,000.00	364,635,505.67	340,185,549.63	0.8504639
Class A-3 Notes	0.610000%	360,000,000.00	360,000,000.00	360,000,000.00	1.0000000
Class A-4 Notes	0.740000%	109,825,000.00	109,825,000.00	109,825,000.00	1.0000000
Certificates	0.000000%	258,040,698.77	258,040,698.77	258,040,698.77	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	11,919,353.57	66,659.93	61.1248901	0.3418458
Class A-2b Notes	24,449,956.04	77,804.10	61.1248901	0.1945103
Class A-3 Notes	0.00	183,000.00	0.0000000	0.5083333
Class A-4 Notes	0.00	67,725.42	0.0000000	0.6166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	36,369,309.61	395,189.45

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				16,913,773.45
Monthly Interest				5,474,633.14
Total Monthly Payments				22,388,406.59

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				791,970.03
Aggregate Sales Proceeds Advance				9,897,364.79
Total Advances				10,689,334.82

Vehicle Disposition Proceeds:
Reallocation Payments				6,841,464.39
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				8,735,729.38
Excess Wear and Tear and Excess Mileage				35,520.84
Remaining Payoffs				0.00
Net Insurance Proceeds				766,279.77
Residual Value Surplus				152,739.77
Total Collections				49,609,475.56

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	6,280,744.39			388
Involuntary Repossession	224,512.00			16
Voluntary Repossession	336,208.00			18
Full Termination	-			-
Bankruptcy	-			4
Insurance Payoff		753,251.17		40
Customer Payoff			17,866.00	1
Grounding Dealer Payoff			5,373,629.06	230
Dealer Purchase			2,312,858.96	97
Total	6,841,464.39	753,251.17	7,704,354.02	794

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of February 2014

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	61,447	1,440,459,494.74	7.00000%	1,270,261,013.46
Total Depreciation Received		(19,287,384.09)		(15,327,372.64)
Principal Amount of Gross Losses	(78)	(1,634,787.87)		(1,441,336.31)
Repurchase / Reallocation	-	-		-
Early Terminations	(739)	(12,951,402.54)		(11,180,042.79)
Scheduled Terminations	(411)	(9,302,097.79)		(8,420,557.87)
Pool Balance - End of Period	60,219	1,397,283,822.45		1,233,891,703.85

Remaining Pool Balance
Lease Payment				342,884,678.11
Residual Value				891,007,025.74
Total				1,233,891,703.85

III. DISTRIBUTIONS

Total Collections					49,609,475.56
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					49,609,475.56

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					663,092.41
3. Reimbursement of Sales Proceeds Advance					3,765,631.84
4. Servicing Fee:
Servicing Fee Due					1,058,550.84
Servicing Fee Paid					1,058,550.84
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					5,487,275.09

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					66,659.93

Class A-2 Notes Monthly Interest Paid					66,659.93
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					77,804.10

Class A-2 Notes Monthly Interest Paid					77,804.10
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					183,000.00

Class A-3 Notes Monthly Interest Paid					183,000.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of February 2014

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	67,725.42

Class A-4 Notes Monthly Interest Paid	67,725.42
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	395,189.45
Total Note and Certificate Monthly Interest Paid	395,189.45
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	43,727,011.02

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	36,369,309.61

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	36,369,309.61
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	7,357,701.41

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of February 2014

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		7,589,328.49
Required Reserve Account Amount		22,767,985.48
Beginning Reserve Account Balance		22,767,985.48
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		22,767,985.48
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		7,357,701.41
Gross Reserve Account Balance		30,125,686.89
Remaining Available Collections Released to Seller		7,357,701.41
Total Ending Reserve Account Balance		22,767,985.48

V. POOL STATISTICS

Weighted Average Remaining Maturity		15.78
Monthly Prepayment Speed		101%
Lifetime Prepayment Speed		75%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,390,806.99
Securitization Value of Defaulted Receivables and Casualty Receivables	1,441,336.31	78
Aggregate Defaulted and Casualty Gain (Loss)	(50,529.32)
Pool Balance at Beginning of Collection Period	1,270,261,013.46
Net Loss Ratio	-0.0040%

Cumulative Net Losses for all Periods	0.1323%	2,008,576.15

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	7,896,989.55	403
61-90 Days Delinquent	1,582,512.09	76
91-120+ Days Delinquent	498,145.21	25
Total Delinquent Receivables:	9,977,646.85	504
60+ Days Delinquencies as Percentage of Receivables	0.16%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	6,280,744.39	388
Securitization Value	6,656,926.20
Aggregate Residual Gain (Loss)	(376,181.81)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	25,132,164.81	1,531
Cumulative Securitization Value	27,836,249.27
Cumulative Residual Gain (Loss)	(2,704,084.46)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		6,654,586.35
Reimbursement of Outstanding Advance		3,765,631.84
Additional Advances for current period		9,897,364.79
Ending Balance of Residual Advance		12,786,319.30

Beginning Balance of Payment Advance		1,800,161.29
Reimbursement of Outstanding Payment Advance		663,092.41
Additional Payment Advances for current period		791,970.03
Ending Balance of Payment Advance		1,929,038.91

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of February 2014

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No